GOLD STREAM OBLIGATION (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) Ounces
Disclosure of gold stream obligation [Line Items]
Transaction price allocated to remaining performance obligations	$ 175.0
Gold stream obligation, rate of gold production to be delivered for initial threshold	6.50%
Gold stream obligation initial threshold quantity | Ounces	230,000
Gold stream obligation rate of gold production to be delivered after initial threshold	3.25%
Gold stream obligation, rate of silver production to be delivered for initial threshold	60.00%
Gold stream obligation, silver production, initial threshold quantity | Ounces	3,100,000
Gold stream obligation, rate of silver production to be delivered after initial threshold	30.00%
Gold stream obligations, proceeds from gold and silver	$ 2.4
Average spot rate of gold or silver	25.00%
Term of the agreement	40 years
Unpaid accruals	$ 1.3
Bottom of range [member]
Disclosure of gold stream obligation [Line Items]
Maximum leverage ratio	3.5
Top of range [member]
Disclosure of gold stream obligation [Line Items]
Maximum leverage ratio	4.0